UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     August 03, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $188,270 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     3333   597298 SH       SOLE                   276146        0   321152
ANNALY CAP MGMT INC            COM              035710409    10371   685014 SH       SOLE                   316700        0   368314
ARES CAP CORP                  COM              04010L103     3382   419595 SH       SOLE                   199150        0   220445
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2999   292887 SH       SOLE                   135410        0   157477
AVISTA CORP                    COM              05379B107     5186   291194 SH       SOLE                   134630        0   156564
AVNET INC                      COM              053807103     2875   136720 SH       SOLE                    63780        0    72940
BE AEROSPACE INC               COM              073302101     3150   219391 SH       SOLE                   104565        0   114826
BIO RAD LABS INC               CL A             090572207     3520    46640 SH       SOLE                    21510        0    25130
BRINKER INTL INC               COM              109641100     3561   209076 SH       SOLE                    97002        0   112074
BRONCO DRILLING CO INC         COM              112211107     1814   423877 SH       SOLE                   196347        0   227530
BROOKS AUTOMATION INC          COM              114340102     1800   401731 SH       SOLE                   185740        0   215991
CEDAR SHOPPING CTRS INC        COM NEW          150602209     1393   308246 SH       SOLE                   144130        0   164116
CHRISTOPHER & BANKS CORP       COM              171046105     3850   573828 SH       SOLE                   265304        0   308524
CMS ENERGY CORP                COM              125896100     4107   340020 SH       SOLE                   157380        0   182640
COLUMBUS MCKINNON CORP N Y     COM              199333105     1479   116950 SH       SOLE                    54070        0    62880
CROWN HOLDINGS INC             COM              228368106    11338   469683 SH       SOLE                   217220        0   252463
CSG SYS INTL INC               COM              126349109     4113   310660 SH       SOLE                   143630        0   167030
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3335   113837 SH       SOLE                    52490        0    61347
ENPRO INDS INC                 COM              29355X107     4016   223000 SH       SOLE                   103180        0   119820
FLEXTRONICS INTL LTD           ORD              Y2573F102     4726  1138757 SH       SOLE                   526486        0   612271
FOREST OIL CORP                COM PAR $0.01    346091705     2828   189565 SH       SOLE                    87710        0   101855
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     5175   318258 SH       SOLE                   147148        0   171110
KELLY SVCS INC                 CL A             488152208     3219   293985 SH       SOLE                   135920        0   158065
LIFEPOINT HOSPITALS INC        COM              53219L109     4724   179960 SH       SOLE                    83200        0    96760
LITTELFUSE INC                 COM              537008104     4333   217081 SH       SOLE                   100360        0   116721
MAIDENFORM BRANDS INC          COM              560305104     3121   272060 SH       SOLE                   125790        0   146270
MARINER ENERGY INC             COM              56845T305     1337   113819 SH       SOLE                    52110        0    61709
MEADOWBROOK INS GROUP INC      COM              58319P108     5543   848788 SH       SOLE                   392420        0   456368
MEADWESTVACO CORP              COM              583334107     5795   353140 SH       SOLE                   163318        0   189822
MEREDITH CORP                  COM              589433101     2319    90757 SH       SOLE                    41963        0    48794
MFA FINANCIAL INC              COM              55272X102     8666  1252302 SH       SOLE                   578970        0   673332
NATIONAL PENN BANCSHARES INC   COM              637138108     1138   246938 SH       SOLE                   114164        0   132774
NEWELL RUBBERMAID INC          COM              651229106     3755   360694 SH       SOLE                   166728        0   193966
OWENS ILL INC                  COM NEW          690768403     8008   285912 SH       SOLE                   132190        0   153722
PATTERSON UTI ENERGY INC       COM              703481101     1835   142700 SH       SOLE                    65980        0    76720
PEROT SYS CORP                 CL A             714265105     5496   383562 SH       SOLE                   177330        0   206232
PHARMACEUTICAL PROD DEV INC    COM              717124101     4373   188350 SH       SOLE                    87010        0   101340
PORTLAND GEN ELEC CO           COM NEW          736508847     4269   219160 SH       SOLE                   101260        0   117900
SAKS INC                       COM              79377W108      707   159596 SH       SOLE                    74166        0    85430
SCHOLASTIC CORP                COM              807066105     1846    93270 SH       SOLE                    43120        0    50150
SEAGATE TECHNOLOGY             SHS              G7945J104     6062   579508 SH       SOLE                   267924        0   311584
SHAW GROUP INC                 COM              820280105     5088   185640 SH       SOLE                    85840        0    99800
SKECHERS U S A INC             CL A             830566105     2721   278534 SH       SOLE                   128850        0   149684
SMUCKER J M CO                 COM NEW          832696405     4864    99960 SH       SOLE                    46220        0    53740
SPARTECH CORP                  COM NEW          847220209      870    94636 SH       SOLE                    42540        0    52096
STAGE STORES INC               COM NEW          85254C305     2904   261582 SH       SOLE                   121340        0   140242
TECH DATA CORP                 COM              878237106     5742   175546 SH       SOLE                    81230        0    94316
U S CONCRETE INC               COM              90333L102     1184   597889 SH       SOLE                   276940        0   320949